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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                               ----------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          118 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY      November 13, 2000
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          42
                                          --------------------------
 Form 13F Information Table Value Total:      $519,596 (thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE

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                            NAME OF REPORTING MANAGER

                        FENIMORE ASSET MANAGEMENT, INC.
                                     9/30/2000
                         -------------------------------


                                                 FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
 COLUMN 1                         COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
 NAME OF                          TITLE OF                   VALUE      SHRS OR  SH/PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
 ISSUER                           CLASS        CUSIP #     (x$1000)     PRN AMT  PRN/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                                                          (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------


ADC TELECOMMUNICATIONS          COMMON STOCK  000886101  $   720,679      26,800        26,800                   26,800
ALLIED CAPITAL CORPORATION      COMMON STOCK  01903Q108  $23,017,062   1,109,256     1,109,256                1,109,256
AMERICAN EXPRESS                COMMON STOCK  025816109  $ 8,271,902     136,163       136,163                  136,163
AMERICAN POWER CONVERSION       COMMON STOCK  029066107  $ 5,361,607     279,425       279,425                  279,425
BANKNORTH GROUP INC.            COMMON STOCK  06646L100  $22,515,118   1,259,587     1,259,587                1,259,587
BLOCK H & R                     COMMON STOCK  093671105  $15,274,960     412,135       412,135                  412,135
BROWN AND BROWN                 COMMON STOCK  115236101  $26,023,352     818,010       818,010                  818,010
CENTURA BANKS                   COMMON STOCK  15640T100  $ 9,165,427     239,225       239,225                  239,225
CITIGROUP INC.                  COMMON STOCK  172967101  $ 6,461,988     119,527       119,527                  119,527
CLARCOR                         COMMON STOCK  179895107  $   229,793      15,374        15,374                   15,374
CONMED CORPORATION              COMMON STOCK  207410101  $15,856,604   1,158,431     1,158,431                1,158,431
CSS INDUSTRIES                  COMMON STOCK  125906107  $10,251,310     510,956       510,956                  510,956
FARM FAMILY HOLDINGS INC.       COMMON STOCK  307901108  $ 4,207,706     133,050       133,050                  133,050
FRANKLIN RESOURCES              COMMON STOCK  354613101  $18,449,069     415,239       415,239                  415,239
GENERAL ELECTRIC                COMMON STOCK  369604103  $ 1,172,105      20,318        20,318                   20,318
IDEX CORP                       COMMON STOCK  45167R104  $22,367,135     800,599       800,599                  800,599
INTERNATIONAL SPEEDWAY CORP.    COMMON STOCK  460335201  $ 1,296,750      33,250        33,250                   33,250
KAYDON CORPORATION              COMMON STOCK  486587108  $31,147,911   1,354,257     1,354,257                1,354,257
LABOR READY INC.                COMMON STOCK  505401208  $   914,450     218,350       218,350                  218,350
LANDAUER INC.                   COMMON STOCK  51476K103  $ 1,354,373      71,850        71,850                   71,850
M & T BANK CORP.                COMMON STOCK  55261F104  $11,760,600      23,060        23,060                   23,060
MARTIN MARIETTA MATERIALS       COMMON STOCK  573284106  $ 2,072,862      54,150        54,150                   54,150
MEREDITH CORP.                  COMMON STOCK  589433101  $11,295,550     382,900       382,900                  382,900
MOCON                           COMMON STOCK  607494101  $ 2,608,120     453,586       453,586                  453,586
NEW ENGLAND BUSINESS
  SERVICE, INC.                 COMMON STOCK  643872104  $15,504,524     855,422       855,422                  855,422
NEW PLAN EXCEL REALTY TRUST     COMMON STOCK  648053106  $ 1,976,903     144,426       144,426                  144,426
NORTH FORK BANCORPORATION       COMMON STOCK  659424105  $ 7,158,956     331,050       331,050                  331,050
PROTECTIVE LIFE CORP.           COMMON STOCK  743674103  $22,030,721     737,430       737,430                  737,430
REGAL BELOIT, INC.              COMMON STOCK  758750103  $12,385,922     730,302       730,302                  730,302
REYNOLDS & REYNOLDS, CL A       COMMON STOCK  761695105  $23,532,596   1,184,030     1,184,030                1,184,030
RPM INC.                        COMMON STOCK  749685103  $ 9,461,672   1,043,989     1,043,989                1,043,989
SERVICEMASTER COMPANY           COMMON STOCK  81760N109  $25,217,185   2,553,639     2,553,639                2,553,639
SOUTHTRUST CORP.                COMMON STOCK  844730101  $ 8,555,852     272,150       272,150                  272,150
TENNANT COMPANY                 COMMON STOCK  880345103  $12,927,638     292,150       292,150                  292,150
TRUSTCO BANK NEW YORK           COMMON STOCK  898349105  $19,121,781   1,552,975     1,552,975                1,552,975
US BANCORP                      COMMON STOCK  902973106  $12,245,279     538,254       538,254                  538,254
WADDELL & REED FINANCIAL        COMMON STOCK  930059100  $ 5,233,265     168,815       168,815                  168,815
WADDELL & REED FINL CL B        COMMON STOCK  930059209  $ 3,917,175     135,075       135,075                  135,075
WATSON PHARMACEUTICALS          COMMON STOCK  942683103  $24,891,240     383,680       383,680                  383,680
WD-40 COMPANY                   COMMON STOCK  929236107  $   255,000      12,000        12,000                   12,000
WHITE MOUNTAIN INSURANCE GROUP  COMMON STOCK  G9618E107  $54,400,087     199,359       199,359                  199,359
WHOLE FOODS MARKET INC.         COMMON STOCK  966837106  $ 6,018,425     112,100       112,100                  112,100
ZEBRA TECHNOLOGIES CORP CL A    COMMON STOCK  989207105    2,546,137     52,975         52,975                   52,975

TOTAL                                                   $519,596,116  21,361,019    21,361,019               21,361,019


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